Inventories	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventories

6.  Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2017	2016

Finished goods	$146.7	$144.4
Work-in-process	6.5	5.7
Raw materials and supplies	57.5	50.7
Provision for obsolete finished goods and raw materials	(7.8)	(7.8)

Total inventories	$202.9	$193.0

As of 31 March 2017 and 2016, US$29.8 million and US$32.1 million, respectively, of the Company’s finished goods inventory balance was held at third-party locations.